Schedule of Prepaid Expenses and Deposits (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 1	112,625
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 2	29,354
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 3	72,093
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 4	61,459
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 5	122,439
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 6	82,837
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 7	307,157
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 8	173,650